SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Jan. 30, 2024	Dec. 31, 2023	May 30, 2023	May 24, 2023	May 17, 2023	May 01, 2023	Mar. 31, 2023	Sep. 02, 2022	Aug. 31, 2022	Apr. 07, 2022	Mar. 31, 2022	Mar. 31, 2021
SUBSEQUENT EVENTS
Common share issued			100,000	4,367,842	1,331,919	3,837,419
Warrants issued for two years	250,000
Warrants exercise price	$ 0.60							$ 0.60	$ 0.60	$ 0.12		$ 0.15
Common stock issued for cash, amount	$ 100,000
Common stock issued for cash, shares	1,000,000
Conversion of convertible notes				$ 150,000	$ 45,000	$ 150,000
Common stock		$ 168,729	$ 5,600	165,978	50,240	151,578	$ 131,764				$ 111,313
Accrued interest				$ 15,978	$ 5,240	$ 1,578